NOTES PAYABLE (Summary of Notes Payable) (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
NOTES PAYABLE [Abstract]
Notes payable - related parties	$ 1,131,884	$ 1,386,867	$ 1,386,867
Note issued to related party in connection with acquistion			245,000
Working capital adjustment on related party note issued			(10,708)
Less: payments on notes payable	(288,427)		(502,408)
Less: conversions of notes payable to common shares	(128,749)
Add: amortization of note discount			13,133
Notes payable - related parties	714,708		1,131,884	1,386,867
Less - current maturities, net - related parties	(515,000)		(545,926)	(520,200)
Long-term notes payable, net September 30, 2014	199,708		585,958	866,667
Notes payable - third parties	1,243,855	896,074	896,074
Convertible promissory notes			850,000
Note issued in connection with acquisition			255,000
Working capital adjustment on note issued for AquaTex			(11,145)
Notes issued in consideration for intangible assets	370,000
Note issued in connection with purchase of property and equipment	229,032		500,000	1,300,000
Unsecured promissory note	130,000
Notes issued for financing of insurance premium	88,900
Note issued in conjunction with acquisition	12,000,000
Secured borrowings	5,773,601
Less: payments on notes payable	(745,673)		(680,200)
Less: debt discount for warrants issued with acquisition note	1,293,679
Add: amortization of note discount	56,801	108,872	117,059	28,098
Less: reduction in notes payable due to the exercise of warrants	(149,366)	(169,800)	(169,800)
Add: amortization of note discount			103,926
Notes payable - third parties	17,852,837		1,243,855	896,074
Less - current maturities, net - third parties	(7,194,609)		(85,000)
Long-term notes payable, net September 30, 2014	10,658,228		1,158,855
Future maturities:
2014			630,926
2015			1,600,000
2016			144,813
Total			$ 2,375,739